Fair Value Measurement Hierarchy (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of fair value measurement hierarchy [abstract]
Summary Of fair value measurement hierarchy of the assets and liabilities

The following table provides the fair value measurement hierarchy of the assets and liabilities of the Group:

		As at March 31, 2021		As at March 31, 2022		As at March 31, 2022
Financial assets	Level	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
		(INR)	(INR)	(INR)	(INR)	(USD)	(USD)
Financial assets designated as a hedge instrument at fair value
Derivative instruments	Level 2	2,691	2,691	3,593	3,593	47	47
Financial guarantee contracts	Level 3	78	78	—	—	—	—
Financial liabilities at fair value
Liability for put options with non- controlling interests	Level 2	—	—	9,546	9,546	126	126
Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	Level 2	1,070	1,070	1,723	1,723	23	23
Financial liabilities at FVTPL
Derivative instruments
- public share warrants	Level 1	—	—	1,543	1,543	20	20
- private share warrants	Level 2	—	—	943	943	12	12

Summary of fair value hierarchy, Valuation techniques and inputs

Set out below are the fair value hierarchy, valuation techniques and inputs used as at March 31, 2022 and 2021:

Particulars	Level	Valuation technique	Inputs used
Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	Level 2	Market value techniques	Forward foreign currency exchange rates, interest rates to discount future cash flows
Financial liabilities at fair value
Liability for put options with non-controlling interests	Level 2	Market value techniques	Volume Weight Average Price of the Company shares over 30 trading days
Financial liabilities at FVTPL
Derivative instruments
- public share warrants	Level 1	Market value techniques	Market value of warrants
- private share warrants	Level 2	Black Scholes method	Interest rates to discount future cash flows, share price and public share warrant price
Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	Level 2	Market value techniques	Forward foreign currency exchange rates, interest rates to discount future cash flows
Financial liabilities
Financial guarantee contracts	Level 3	Discounted cash flow	Prevailing interest rates in market, future cash flows